MATERIAL ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Long term development contract term	3 years
Sales of machines and spare parts | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	14 days
Invoice payable, contractual terms	30 days
Sales of machines and spare parts | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	21 days
Invoice payable, contractual terms	90 days
Repair services
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Invoice payable, contractual terms	30 days
Repair services | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	14 days
Repair services | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	21 days